TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (64,360)	$ (32,826)	$ (15,419)
Foreign	2,640	2,691	2,230
Pre-tax income (loss)	$ (61,720)	$ (30,135)	$ (13,189)